UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Toscafund Asset Management LLP

Address:   7th Floor
           90 Long Acre
           London, England WC2E 9RA


Form 13F File Number: 28-13207


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert Lord
Title:  Partner
Phone:  +44 207 845 6100

Signature,  Place,  and  Date  of  Signing:

/s/ Robert Lord                    London                             5/13/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $      148,421
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
------------------------------- -------------- --------- -------- --------------------- ---------- -------- ------------------------
                                                          VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE
------------------------------- -------------- --------- -------- ------------ --- ---- ---------- -------- ------------ ------ ----
CITIGROUP INC                   COM            172967101   26,520 6,000,000 SH          SOLE       NONE     6,000,000 SH      0    0
HARTFORD FINANCIAL SERVICES     COM            416515104   26,930 1,000,000 SH          SOLE       NONE     1,000,000 SH      0    0
GROUP
JPMORGAN CHASE & CO.            COM            46625H100   14,752   320,000 SH          SOLE       NONE       320,000 SH      0    0
LAS VEGAS SANDS CORP.           COM            517834107   12,666   300,000 SH          SOLE       NONE       300,000 SH      0    0
LONGTOP FINANCIAL TECHNOLOGIES  ADR            54318P108      969   295,000 SH          SOLE       NONE       295,000 SH      0    0
LTD
OCH ZIFF CAP MGMT               CL A           67551U105    3,476   550,000 SH          SOLE       NONE       550,000 SH      0    0
PHOENIX COMPANIES INC.          COM            71902E109   23,803 8,751,060 SH          SOLE       NONE     8,751.060 SH      0    0
SLM CORP.                       COM            78442P106   16,065 1,050,000 SH          SOLE       NONE     1,050,000 SH      0    0
VIRGIN MEDIA INC                COM            92769L101    4,623   166,350 SH          SOLE       NONE       166,350 SH      0    0
WESTERN UNION CO.               COM            959802109    8,931   430,000 SH          SOLE       NONE       430,000 SH      0    0
WILLIS GROUP HOLDINGS LTD       COM            G96655108    9,686   240,000 SH          SOLE       NONE       240,000 SH      0    0


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